Business Segment Data - Summary of Selected Business Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 672,885	$ 422,741	$ 575,023	$ 396,868
Segment assets	4,021,667		2,829,161	2,459,304
Total cash expenditures for additions to long-lived assets	(1,550,139)	(363,623)	468,447	636,686
Adjusted EBITDA	447,265	291,285	394,856	287,589
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	466,177	310,839	420,088	311,439
Other, Adjustments & Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenues	(137)	(136)	(151)	(369)
Segment assets	40,069		(4,280)	(132,506)
Total cash expenditures for additions to long-lived assets	0	0
Adjusted EBITDA	(18,912)	(19,554)	(25,232)	(23,447)
MRD [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues	301,492	171,361	231,558	138,814
Segment assets	1,232,146		1,281,134	1,102,406
Total cash expenditures for additions to long-lived assets	(276,982)	(198,220)	267,870	249,526
Adjusted EBITDA				131,702
Adjusted EBITDA	247,335	153,679	197,903	132,105
MEMP [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues	371,530	251,516	343,616	258,423
Segment assets	2,749,452		1,552,307	1,489,404
Total cash expenditures for additions to long-lived assets	(1,273,157)	(165,403)	200,577	387,160
Adjusted EBITDA	$ 218,842	$ 157,160	$ 222,185	$ 179,334